Agreement Payable (Details Narrative) - USD ($)	9 Months Ended
	Apr. 30, 2020	Apr. 30, 2019
Agreement payable	$ 159,207	$ 0
Interest rate	6.00%
Triton Funds, LP [Member]
Maturity period	2 years
Triton Funds, LP [Member] | December 31, 2019 [Member]
Interest rate	5.66%
Monthly payments	$ 4,290
Maturity period	48 months